Business Segment Data and Geographical Information - Revenues by Geographic Area (Details) - Reportable Geographical Components - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
United States
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	$ 257.9	$ 248.4	$ 178.6
Foreign
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	155.5	141.8	147.9
United Kingdom
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	$ 67.5	$ 60.2	$ 57.2